Equity - Restricted and unrestricted equity (Details) - SEK (kr) kr in Millions	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	[1],[2]	Dec. 31, 2016
Equity	kr 19,082	[1],[2]	kr 18,239	[1],[2]	kr 17,574		kr 17,136
Restricted equity
Equity	4,235		5,240
Unrestricted equity
Equity	kr 14,847		kr 12,999

[1]	See note 22.
[2]	The entire equity is attributable to the shareholder of the Parent Company.